Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended				72 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2027
Revenues:
Total revenues	$ 1,754,677	$ 1,759,836	$ 1,836,332
Revenue recognized that was included in the deferred revenue	50,900	49,900	56,100
Sales and Marketing Expenses
Advertising and promotional expenses	$ 319,800	302,300	310,400
Options
Stock-based compensation
Vesting period	4 years
Service-based restricted share units
Stock-based compensation
Vesting period	4 years
Advertising and marketing revenues
Revenues:
Total revenues	$ 1,498,693	1,534,014	1,596,650
Costs and Expenses
Cultural business construction fees (as a percent)				3.00%	1.50%
Advertising and marketing revenues | Maximum
Revenues:
Period over social display ad arrangements allow customers to place advertisements on particular areas of the Group's platform in particular formats	3 months
Revenues from advertisers signing contracts with company directly
Revenues:
Total revenues	$ 487,306	437,276	356,503
Revenues From Advertising Agencies
Revenues:
Total revenues	1,011,387	1,096,738	1,240,147
Value-added services revenues
Revenues:
Total revenues	$ 255,984	$ 225,822	$ 239,682